Submission	Mar. 20, 2025
Submission [Line Items]
Central Index Key	0001039765
Registrant Name	ING GROEP NV
Registration File Number	333-266516
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES